OMB APPROVAL
OMB Number:	3235-0578

Expires:	February 28, 2006

Estimated average burden
hours per response	20.00

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/05

Date of reporting period: 4/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments	April 30, 2005

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (11.0%):
Hawaii (11.0%):
$ 3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @ 100, FGIC	$3,285,870
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	17,718,765
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,256,950
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,181,250
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,692,908
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,631,955

		36,767,698

Total Alternative Minimum Tax Paper (Cost $33,127,039)		36,767,698

Municipal Bonds (88.5%):
Arizona (1.8%):
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,246,621
1,040,000	Pima County Unified School District No.1 Tucson GO, 4.75%, 7/1/14, Callable 7/1/12 @ 100, FSA	1,117,553
1,605,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,790,859
905,000	Scottsdale GO, 5.375%, 7/1/16, Prerefunded 7/1/11 @ 101	1,021,093

		6,176,126

Colorado (0.2%):
600,000	Adams & Arapahoe Counties School District No. 28 GO, Series C, 5.35%, 12/1/15, Prerefunded 12/1/12 @ 100, FGIC	637,776

Florida (4.5%):
700,000	Florida State Board of Education Capital Outlay GO, Series 99E, 5.25%, 6/1/12, Callable 6/1/11 @ 101	779,079
3,000,000	Florida State Board of Education Capital Outlay GO, Series C, 5.875%, 6/1/20, Callable 6/1/10 @ 101, FGIC	3,418,290

3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Callable 7/1/10 @ 101	3,933,055
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,291,500
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,610,209

		15,032,133

Georgia (4.3%):
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	497,995
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	7,977,812
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,725,657
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,329,032

		14,530,496

Hawaii (45.8%):
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,149,160
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	694,268
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,184,568
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,487,293
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,187,040
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,291,810
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,200,800
1,390,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.30%, 7/1/08, Callable 7/1/05 @ 101, MBIA	1,398,549
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Prerefunded 7/1/06 @ 102	1,534,108
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,672,900
2,415,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.70%, 7/1/13, Callable 7/1/05 @ 101, FNMA	2,445,912

1,325,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 6.90%, 7/1/16, Callable 7/1/05 @ 100, FNMA	1,348,241
5,205,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.85%, 7/1/17, Callable 7/1/05 @ 101, FNMA	5,272,145
3,475,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 7.00%, 7/1/31, Callable 7/1/05 @ 100, FNMA	3,483,861
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/05 @ 101, AMBAC	2,392,042
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,336,520
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,465,182
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,459,742
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,669,120
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,636,140
2,000,000	Hawaii State GO, Series CN, 5.50%, 3/1/14, Callable 3/1/07 @ 102, FGIC	2,123,360
4,975,000	Hawaii State GO, Series CN, 5.25%, 3/1/15, Callable 3/1/07 @ 102, FGIC	5,255,391
2,255,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	2,374,019
5,300,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	5,582,277
4,310,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	4,539,551
3,000,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	3,159,780
2,050,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	2,156,744
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Callable 4/1/08 @ 101, MBIA	3,334,905
5,500,000	Hawaii State GO, Series CR, 5.00%, 4/1/17, Callable 4/1/08 @ 101, MBIA	5,822,849
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,249,100
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,249,100
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	584,505
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, Callable 7/1/12 @ 100, FSA	853,373
5,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	5,473,300

1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,088,290
4,240,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	4,590,860
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Callable 7/1/08 @ 101, FGIC	1,079,210
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Callable 7/1/11 @ 100, FSA	2,240,120
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Callable 7/1/11 @ 100, FSA	2,604,140
1,250,000	Hawaii State Highway Revenue, 5.25%, 7/1/16, Callable 7/1/06 @ 102, MBIA	1,310,600
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Callable 7/1/10 @ 100, FSA	1,495,314
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Callable 7/1/10 @ 100, FSA	2,802,329
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	999,381
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,435,356
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,487,859
465,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, Escrowed to Maturity, FGIC	535,159
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,137,700
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	987,471
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,868,392
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,812,635
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,930,465
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,088,420
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	716,499
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,792,791
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,691,575
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,120,500
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,691,919
935,000	Honolulu City & County Water GO, 6.00%, 12/1/14, Escrowed to Maturity, FGIC	1,117,026

1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,493,618
1,000,000	Maui County GO, 6.00%, 12/15/08, FGIC	1,106,320
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Callable 3/1/08 @ 101, FGIC	1,241,803
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Callable 3/1/08 @ 101, FGIC	2,197,610
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,226,644
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,122,840
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,345,720
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,102,140

		153,528,361

Illinois (2.1%):
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,118,120
3,230,000	Chicago GO, Series A, 5.375%, 1/1/14, Callable 7/1/12 @ 100, AMBAC	3,601,741
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,265,700

		6,985,561

Indiana (2.3%):
4,405,000	Hamilton Southeastern Consolidated School Building Corp., First Mortgage Revenue, 5.00%, 7/15/15, Callable 1/15/14 @ 100, FSA	4,817,044
1,780,000	Indianapolis Local Public Improvement Bond Bank Revenue, Series E, 5.00%, 1/1/19, Callable 1/1/14 @ 100, AMBAC	1,909,086
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,088,930

		7,815,060

Kentucky (0.4%):
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,406,488

Massachusetts (2.0%):
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,123,050
5,000,000	Massachusetts State GO, Series D, 5.25%, 11/1/17, Prerefunded 11/1/11 @ 100, MBIA	5,528,649

		6,651,699

Michigan (6.7%):
700,000	Anchor Bay School District GO, 4.40%, 5/1/13, Callable 5/1/12 @ 100, Q-SBLF	737,436
3,000,000	Caledonia Community Schools GO, 5.50%, 5/1/23, Callable 5/1/10 @ 100, FGIC	3,335,010
4,500,000	Detroit Series A-1 GO, 5.25%, 4/1/19, Callable 4/1/14 @ 100, AMBAC	4,935,555
1,000,000	Kentwood Public Schools GO, 5.00%, 5/1/16, Callable 5/1/13 @ 100, MBIA	1,084,910

3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,381,300
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,441,090
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,681,787
2,800,000	Wyoming Public Schools GO, 5.00%, 5/1/23, Callable 5/1/15 @ 100, FSA	3,004,876

		22,601,964

Missouri (0.7%):
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	2,214,860

Nevada (0.7%):
2,000,000	Henderson Water & Sewer GO, 5.00%, 9/1/16, Callable 9/1/15 @ 100, MBIA	2,201,500

New York (2.6%):
5,000,000	New York State Thruway Authority General Revenue, Series D, 5.50%, 1/1/16, Callable 1/1/07 @ 102	5,321,850
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,238,940
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,116,930

		8,677,720

Ohio (3.1%):
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,327,270
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,081,590
2,085,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.25%, 4/1/14, MBIA	2,351,901
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,116,930
2,250,000	Ohio State Community Turnpike Revenue, Series B, 5.50%, 2/15/12, FSA	2,539,665

		10,417,356

Oregon (2.7%):
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,385,448
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,600,249

		8,985,697

Puerto Rico (0.8%):
1,500,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.50%, 7/1/13, FGIC	1,725,015

1,000,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.00%, 7/1/16, Callable 7/1/14 @ 100, FSA	1,104,250

		2,829,265

Tennessee (0.5%):
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,693,808

Texas (1.4%):
1,345,000	Denton County Permanent Improvement GO, 5.00%, 7/15/16, Callable 7/15/12 @ 100	1,443,104
1,505,000	Flower Mound GO, 5.00%, 3/1/20, Callable 3/1/15 @ 100, AMBAC	1,616,069
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,495,767

		4,554,940

Washington (5.6%):
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,703,099
4,800,000	Seattle Public Improvement GO, Limited Tax, 5.00%, 8/1/24, Callable 8/1/15 @ 100	5,087,904
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,253,644
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,107,380
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,177,216
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,403,720

		18,732,963

Wisconsin (0.3%):
1,000,000	Milwaukee Sewage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,071,250

Total Municipal Bonds (Cost $273,573,649)		296,745,023

Total Investments (Cost $306,700,688) (a) - 99.5%		333,512,721

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $306,700,688. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,867,188
Unrealized depreciation	(55,154)
Net unrealized appreciation	$26,812,034

AMBAC - Insurer by AMBAC Indemnity Corporation

FGIC - Insured by the Financial Guaranty Insurance Corporation

FSA - Insured by Financial Security Assurance

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Association

Q-SBLF - Insured by Qualified School Board Loan Fund

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments	April 30, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (84.0%):
Federal Farm Credit Bank (16.9%):
$2,000,000	2.125%, 8/15/05	$1,994,304
500,000	5.10%, 11/9/05	504,456
10,000	6.50%, 11/22/05	10,172
1,000,000	5.50%, 6/15/06	1,020,000
1,825,000	2.95%, 9/8/06	1,805,960
2,000,000	3.35%, 1/19/07, Callable 7/19/05 @ 100	1,983,992
250,000	6.30%, 8/8/07	262,636
200,000	6.52%, 9/24/07	211,569
1,000,000	4.45%, 11/5/07, Callable 7/5/05 @ 100	1,001,506
1,000,000	2.95%, 6/12/08	968,046
1,250,000	3.875%, 2/18/09	1,236,226
200,000	3.375%, 3/16/09, Callable 3/16/06 @ 100	193,050
5,000,000	3.30%, 3/17/09	4,851,885

		16,043,802

Federal Home Loan Bank (65.5%):
4,147,000	2.84%, 5/2/05 (b)	4,146,355
1,000,000	2.94%, 5/4/05 (b)	999,700
190,000	5.25%, 5/13/05	190,154
500,000	6.955%, 7/15/05	503,750
1,000,000	3.25%, 8/15/05	1,000,321
1,000,000	6.875%, 8/15/05	1,010,824
15,000	6.34%, 10/19/05	15,215
100,000	6.50%, 11/15/05	101,651
500,000	2.50%, 12/15/05	497,216
1,000,000	5.29%, 1/27/06	1,012,961
1,000,000	2.125%, 5/15/06	984,663
5,000,000	5.375%, 5/15/06	5,087,030
1,000,000	2.20%, 6/5/06	984,425
1,000,000	2.07%, 6/30/06, Callable 6/30/05 @ 100	981,755
500,000	1.90%, 7/7/06	489,764
1,000,000	5.25%, 8/15/06	1,018,750
1,000,000	2.875%, 9/15/06	988,750
400,000	3.125%, 9/15/06	396,767
1,000,000	2.75%, 9/29/06	986,224
500,000	2.75%, 9/29/06, Callable 9/29/05 @ 100	493,125
150,000	4.61%, 11/6/06	151,875
1,000,000	4.875%, 11/15/06	1,015,949
1,000,000	2.75%, 12/15/06	985,000
2,000,000	6.79%, 2/5/07	2,099,736
1,000,000	2.76%, 2/9/07	981,877
3,000,000	4.875%, 2/15/07	3,049,266
890,000	5.00%, 3/8/07	908,169
365,000	6.995%, 4/2/07	385,940
1,520,000	3.26%, 4/19/07, Callable 5/19/05 @ 100	1,502,900
500,000	4.875%, 5/15/07	509,249
1,500,000	7.625%, 5/15/07	1,610,448
210,000	7.325%, 5/30/07	224,277
50,000	2.60%, 6/4/07, Callable 5/16/05 @ 100	48,722

255,000	6.50%, 8/15/07	269,289
425,000	3.45%, 11/5/07	420,098
225,000	3.50%, 11/15/07	222,469
1,000,000	3.25%, 12/17/07	982,651
670,833	3.75%, 2/6/08, Callable 5/16/05 @ 100	665,864
1,000,000	3.375%, 2/15/08	983,356
1,000,000	4.625%, 4/14/08, Callable 10/14/05 @ 100	1,003,134
250,000	3.50%, 4/15/08	246,327
400,000	3.625%, 4/23/08, Callable 5/16/05 @ 100	395,000
1,000,000	6.185%, 5/6/08	1,062,645
1,925,000	3.00%, 6/30/08	1,867,084
7,500,000	3.375%, 7/21/08	7,343,364
1,000,000	3.625%, 11/14/08	985,818
4,700,000	3.00%, 4/15/09	4,512,846
6,175,000	3.75%, 8/18/09	6,086,722

		62,409,475

Tennessee Valley Authority (1.6%):
1,500,000	6.375%, 6/15/05	1,505,656

Total U.S. Government Agencies (Cost $80,553,118)		79,958,933

U.S. Treasury Notes (15.1%):
39,000	6.50%, 5/15/05	39,061
200,000	6.50%, 8/15/05	202,070
100,000	2.75%, 8/15/07	98,024
200,000	3.00%, 11/15/07	196,734
1,000,000	3.00%, 2/15/08	981,172
6,510,000	2.625%, 5/15/08	6,304,024
250,000	3.25%, 8/15/08	246,045
2,500,000	3.125%, 9/15/08	2,449,025
1,500,000	3.125%, 10/15/08	1,468,653
500,000	3.00%, 2/15/09	485,821
2,000,000	2.625%, 3/15/09	1,915,626

Total U.S. Treasury Notes (Cost $14,777,937)		14,386,255

Total Investments (Cost $95,331,055) (a) - 99.1%		94,345,188

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $95,331,055. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$252,261
Unrealized depreciation	(1,238,128)

Net unrealized depreciation	$(985,867)

(b)	Rate represents the effective yield at purchase.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (6.0%):
Hawaii (4.5%):
610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$702,988
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,021,000
1,345,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,359,742

		3,083,730

Utah (1.5%):
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/05 @102, AMBAC	1,035,260

Total Alternative Minimum Tax Paper (Cost $4,055,080)		4,118,990

Municipal Bonds (85.5%):
Hawaii (52.2%):
600,000	Hawaii County GO, Series A, 4.50%, 7/15/09, FSA	635,220
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101, FSA	1,156,728
1,000,000	Hawaii County GO, Series B, 4.00%, 7/15/06, MBIA	1,014,120
1,235,000	Hawaii County GO, Series B, 4.25%, 7/15/08, MBIA	1,286,277
1,640,000	Hawaii County GO, Series B, 4.50%, 7/15/10, MBIA	1,750,175
500,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA	560,975
500,000	Hawaii State GO, Series CC, 5.125%, 2/1/07	518,910
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,090,760
800,000	Hawaii State GO, Series CO, 6.00%, 9/1/05, FGIC	808,696
1,000,000	Hawaii State GO, Series CO, 6.00%, 9/1/06, FGIC	1,041,160
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,220,415
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Callable 4/1/08 @ 101, MBIA	1,068,470
1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	1,038,880
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,054,740
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,128,860
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,350,613
250,000	Hawaii State GO, Series CX, 3.80%, 2/1/08, FSA	256,013

250,000	Hawaii State GO, Series CX, 4.00%, 2/1/09, FSA	258,778
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,119,320
400,000	Hawaii State GO, Series DC, 3.00%, 9/1/05	400,460
3,000,000	Hawaii State GO, Series DD, 4.25%, 5/1/10, MBIA	3,159,839
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,048,540
650,000	Hawaii State Highway Revenue, 6.00%, 7/1/07	692,393
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	803,835
250,000	Hawaii State Highway Revenue, 5.125%, 7/1/13, Callable 7/1/10 @100, FSA	273,953
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,231,848
1,850,000	Honolulu City & County GO, Series A, 7.35%, 7/1/06, FGIC	1,944,961
1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,057,080
2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	2,909,569
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,239,240
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,045,730
1,465,000	Maui County GO, 3.50%, 3/1/10, MBIA	1,494,989

		35,661,547

Illinois (1.5%):
950,000	Du Page Cook & Will Counties, Community College District #502 GO, Series A, 5.00%, 6/1/13	1,048,059

Kansas (1.6%):
1,075,000	Johnson County, Unified School District #233 GO, Series C, 5.00%, 9/1/05, FGIC	1,083,482

Michigan (7.7%):
1,000,000	Detroit Convention Facilities Revenue, Cobo Hall, 5.00%, 9/30/12, MBIA	1,099,820
1,500,000	Detroit Convention Facilities Revenue, Cobo Hall Expansion Project, 5.25%, 9/30/06, FSA	1,550,685
1,000,000	Huron Valley School District GO, 3.00%, 5/1/05, Q-SBLF	1,000,025
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,590,420

		5,240,950

Mississippi (1.9%):
1,200,000	Mississippi State GO, 5.50%, 9/1/09	1,317,204

Nevada (4.4%):
3,000,000	Clark County Nevada Airport Revenue, Series C, 2.98%*, 7/1/29, FGIC	2,999,999

New Jersey (1.7%):
1,160,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Callable 2/1/06 @ 100, AMBAC	1,164,675

New York (1.6%):
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,116,930

North Carolina (2.9%):
2,000,000	Charlotte Airport Revenue, Series A, 2.98%*, 7/1/16, MBIA	2,000,000

Pennsylvania (1.7%):
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,162,077

Texas (3.7%):
2,500,000	Texas State Turnpike Authority Central Texas Turnpike System Revenue, Series B, 2.98%*, 8/15/42, AMBAC	2,500,000

Utah (1.5%):
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,046,160

Washington (3.1%):
2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	2,154,700

Total Municipal Bonds (Cost $57,653,428)		58,495,783

U.S. Government Agencies (7.8%):
Federal Home Loan Bank (7.8%):
1,350,000	3.125%, 9/15/06	1,339,092
2,000,000	3.125%, 11/15/06	1,979,580
2,000,000	3.375%, 2/15/07	1,984,300

Total U.S. Government Agencies (Cost $5,317,896)		5,302,972

Total Investments (Cost $67,026,404) (a) - 99.3%		67,917,745

Percentages indicated are based upon net assets as of April 30, 2005.

*	Variable rate security. Rate represented represents rate in effect at April 30, 2005. Maturity reflects final maturity date.

(a)	Cost for federal income tax purposes is $67,026,404. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,028,145
Unrealized depreciation	(136,804)

Net unrealized appreciation	$891,341

AMBAC - AMBAC Indemnity Corporation

FGIC - Insured by the Financial Guaranty Insurance Corporation

FSA - Insured by Financial Security Assurance

FNMA - Insured by Federal National Mortgage Association Collateral

GO - General Obligation

MBIA - Insured by Municipal Bond Insurance Association

Q-SBLF - Insured by Qualified School Board Loan Fund

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments	April 30, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (81.0%):
Federal Farm Credit Bank (7.7%):
$ 2,000,000	1.70%, 1/3/06	$1,977,072
2,000,000	2.48%, 2/27/06	1,982,728
1,385,000	2.10%, 3/17/06	1,367,363
2,000,000	2.88%, 6/29/06	1,981,926
2,000,000	2.95%, 9/8/06	1,979,134
2,000,000	3.35%, 1/19/07, Callable 7/19/05 @ 100	1,983,992
304,000	2.74%, 2/2/07	298,361
1,000,000	4.45%, 11/5/07, Callable 7/5/05 @100	1,001,506

		12,572,082

Federal Home Loan Bank (73.3%):
8,993,000	2.84%, 5/2/05 (b)	8,991,601
5,000,000	2.94%, 5/4/05 (b)	4,998,500
11,525,000	7.25%, 5/13/05	11,542,376
1,500,000	6.955%, 7/15/05	1,511,250
1,750,000	1.80%, 8/4/05	1,744,104
5,000,000	2.20%, 9/12/05	4,987,500
2,000,000	2.375%, 11/4/05	1,990,000
4,000,000	2.25%, 12/15/05	3,971,660
500,000	2.50%, 12/15/05	497,216
1,000,000	1.83%, 12/30/05	989,564
1,300,000	1.80%, 1/23/06	1,284,500
1,000,000	5.29%, 1/27/06	1,012,961
2,000,000	2.00%, 2/13/06	1,977,336
1,000,000	2.16%, 2/17/06	989,339
1,750,000	2.00%, 2/27/06	1,728,463
1,500,000	2.17%, 3/27/06	1,481,001
125,000	2.00%, 3/30/06	123,230
1,000,000	2.50%, 4/11/06	990,000
750,000	2.60%, 5/11/06, Callable 6/11/05 @ 100	742,167
1,940,000	2.21%, 5/12/06, Callable 8/12/05 @ 100	1,910,900
4,000,000	2.125%, 5/15/06	3,938,652
1,000,000	2.40%, 5/19/06	987,271
1,000,000	2.20%, 6/5/06	984,425
1,500,000	1.875%, 6/15/06	1,470,737
400,000	6.665%, 6/23/06	413,504
100,000	2.10%, 6/26/06	98,239
5,415,000	1.90%, 7/7/06	5,304,144
2,000,000	2.08%, 7/14/06	1,962,520
3,780,000	2.285%, 7/28/06	3,715,763
1,000,000	2.55%, 8/14/06	985,418
2,000,000	2.375%, 8/15/06	1,966,672
6,000,000	2.875%, 8/15/06	5,939,550
1,000,000	2.70%, 8/21/06	987,007
1,250,000	2.57%, 8/25/06	1,231,716
2,175,000	2.60%, 9/1/06	2,143,497
2,570,000	2.36%, 9/15/06	2,523,236
1,600,000	3.125%, 9/15/06	1,587,069
3,000,000	3.50%, 9/15/06	2,988,603
3,000,000	2.385%, 9/29/06	2,944,536
3,000,000	2.10%, 10/13/06	2,930,721
1,380,000	2.33%, 10/16/06	1,351,964

1,000,000	2.625%, 10/16/06	983,750
750,000	3.03%, 10/19/06, Callable 5/19/05 @ 100	742,054
1,750,000	3.00%, 10/20/06, Callable 5/16/05 @ 100	1,730,663
4,115,000	3.125%, 11/15/06	4,072,969
1,000,000	2.54%, 12/5/06	980,908
1,550,000	2.72%, 12/8/06	1,524,510
250,000	2.75%, 12/15/06	246,250
925,000	2.33%, 12/29/06	903,327
1,690,000	2.875%, 12/29/06	1,664,740
500,000	2.30%, 1/12/07	487,730
200,000	3.50%, 1/18/07, Callable 1/18/06 @ 100	198,945
860,000	2.65%, 1/22/07	843,407
1,500,000	2.74%, 2/2/07	1,472,687
220,000	2.80%, 2/9/07	216,155
1,785,000	2.80%, 2/9/07	1,753,804
335,000	2.625%, 2/16/07	327,501
675,000	2.75%, 4/27/07, Callable 5/27/05 @ 100	660,550
200,000	3.70%, 8/10/07, Callable 5/16/05 @ 100	197,335
90,000	6.20%, 10/10/07	94,707
160,000	3.02%, 12/28/07, Callable 6/28/05 @ 100	156,210
470,000	3.70%, 3/12/08, Callable 5/16/05 @ 100	465,687

		119,642,801

Total U.S. Government Agencies (Cost $133,358,845)		132,214,883

U.S. Treasury Notes (18.2%):
5,000,000	6.75%, 5/15/05	5,008,250
399,000	1.25%, 5/31/05	398,580
6,000,000	1.50%, 7/31/05	5,981,490
9,000,000	2.00%, 8/31/05	8,973,639
5,000,000	1.625%, 10/31/05	4,964,455
500,000	2.00%, 5/15/06	493,008
3,750,000	2.50%, 9/30/06	3,697,999
250,000	2.25%, 2/15/07	244,219

Total U.S. Treasury Notes (Cost $29,899,933)		29,761,640

Total Investments (Cost $163,258,778) (a) - 99.2%		161,976,523

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $163,258,778. Gross appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,144
Unrealized depreciation	(1,302,399)

Net unrealized depreciation	$(1,282,255)

(b)	Rate represents the effective yield at purchase.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.9%):
China (6.9%):
Consumer Discretionary (1.9%):
577,000	China Resources Enterprise Ltd.	$810,455

Energy (0.1%):
140,000	China Oilfield Services Ltd., Class H	46,692

Industrials (4.4%):
1,270,000	Anhui Expressway Co. Ltd., Class H	781,959
280,000	Cosco Pacific Ltd.	606,994
992,000	Jiangsu Expressway Co. Ltd., Class H	454,912

		1,843,865

Telecommunications (0.2%):
33,600	ZTE Corp., Class H	96,329

Utilities (0.3%):
164,000	Huaneng Power International, Inc., Class H	125,170

		2,922,511

Hong Kong (32.2%):
Consumer Discretionary (9.9%):
484,000	Cafe De Coral Holdings Ltd.	530,824
72,000	Cheung Kong Holdings Ltd.	678,827
149,000	Esprit Holdings Ltd.	1,108,546
946,000	Giordano International Ltd.	655,276
300,000	Li & Fung Ltd.	573,386
154,000	Shangri-La Asia Ltd.	235,075
126,500	Yue Yuen Industrial Holdings Ltd.	358,610

		4,140,544

Energy (2.9%):
2,293,500	CNOOC Ltd.	1,242,983

Financials (9.7%):
349,120	Dah Sing Banking Group Ltd.	613,528
565,000	Hang Lung Group Ltd.	1,018,273
210,000	Hongkong Land Holdings Ltd.	606,900
41,654	HSBC Holdings PLC	667,892
64,000	Sun Hung Kai Properties Ltd.	611,611
87,500	Wing Hang Bank Ltd.	552,220

		4,070,424

Industrials (4.3%):
17,500	Kerry Properties Ltd.	38,274
270,000	Lung Kee (Bermuda) Holdings Ltd.	185,292
522,500	Swire Pacific Ltd., Class B	800,928
349,500	Techtronic Industries Co. Ltd.	777,832

		1,802,326

Information Technology (1.0%):
1,354,000	Solomon Systech International Ltd.	442,892

Telecommunications (2.1%):
797,500	SmarTone Telecommunications Holdings Ltd.	874,654

Utilities (2.3%):
474,000	Hong Kong & China Gas Co. Ltd.	969,791

		13,543,614

India (5.3%):
Financials (1.5%):
15,100	HDFC Bank Ltd., ADR	655,492

Health Care (1.2%):
23,463	Ranbaxy Laboratories Ltd., GDR	493,896

Industrials (1.3%):
19,753	Grasim Industries Ltd., GDR (c)	538,269

Materials (1.3%):
20,877	Hindalco Industries Ltd., GDR (c)	567,854

		2,255,511

Indonesia (2.4%):
Consumer Discretionary (1.0%):
382,500	PT Astra International, Inc.	422,110

Financials (1.4%):
1,249,500	PT Bank Danamon Indonesia	607,759

		1,029,869

Malaysia (7.2%):
Consumer Discretionary (3.8%):
390,700	Astro All Asia Networks PLC (b)	534,642
98,700	Genting Berhad	477,916
178,400	Tanjong PLC	596,232

		1,608,790

Consumer Staples (1.0%):
180,700	IOI Corp. Berhad	435,107

Financials (0.9%):
368,900	Southern Bank Berhad	320,361
63,000	Southern Bank Berhad - Foreign	53,716

		374,077

Telecommunications (1.5%):
251,800	Maxis Communications Berhad	639,438

		3,057,412

Philippines (0.8%):
Financials (0.8%):
2,617,818	Ayala Corp.	333,511

Singapore (12.5%):
Consumer Staples (1.7%):
74,400	Fraser & Neave Ltd.	705,537

Financials (4.4%):
76,000	Great Eastern Holdings Ltd.	655,613
217,000	Keppel Land Ltd.	334,561
108,000	Oversea-Chinese Banking Corp. Ltd.	885,409

		1,875,583

Industrials (1.7%):
110,000	Keppel Corp. Ltd.	720,098

Telecommunications (4.7%):
343,780	MobileOne Ltd.	431,171
539,285	Singapore Telecommunications Ltd.	844,643
864,000	StarHub Ltd. (b)	697,755

		1,973,569

		5,274,787

South Korea (17.5%):
Consumer Discretionary (6.7%):
3,605	Amorepacific Corp.	893,025
5,900	Hyundai Mobis	384,024
9,170	Hyundai Motor Co. Ltd.	495,701
1,300	LG Corp.	29,987
3,260	Shinsegae Co. Ltd.	1,039,695

		2,842,432

Financials (5.6%):
16,489	Kookmin Bank	694,552
11,550	Samsung Fire & Marine Insurance Co. Ltd.	788,843
34,330	Shinhan Financial Group Co. Ltd.	886,569

		2,369,964

Information Technology (5.2%):
15,085	Interflex Co. Ltd.	236,010
3,413	Samsung Electronics Co. Ltd.	1,547,162
4,158	Samsung SDI Co. Ltd.	406,167

		2,189,339

		7,401,735

Taiwan (7.5%):
Financials (1.9%):
708,178	Chinatrust Financial Holding Co. Ltd.	809,612

Industrials (1.7%):
119,252	Asia Optical Co., Inc.	734,099

Information Technology (2.9%):
201,985	Advantech Co. Ltd.	470,228
137,884	Powertech Technology, Inc.	403,894
267,300	Sunplus Technology Co. Ltd.	356,873

		1,230,995

Materials (1.0%):
67,100	Largan Precision Co. Ltd.	405,548

		3,180,254

Thailand (5.6%):
Energy (1.3%):
112,000	PTT Public Co. Ltd., Foreign	567,663

Financials (2.8%):
833,100	Kasikornbank Public Co. Ltd., Foreign	1,171,744

Industrials (1.5%):
45,000	Banpu Public Co. Ltd., Foreign	183,604
111,100	Banpu Public Co. Ltd., NVDR	456,113

		639,717

		2,379,124

Total Common Stocks (Cost $33,940,237)		41,378,328

Investment Company (1.5%):
621,663	Victory Institutional Money Market Fund, Investor Shares	621,663

Total Investment Company (Cost $621,663)		621,663

Total Investments (Cost $34,561,900) (a) - 99.4%		41,999,991

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $34,742,060. Gross appreciation/(depreciation) on a tax basis are as follows:

Unrealized appreciation	$8,415,289
Unrealized depreciation	(1,157,358)

Net unrealized appreciation	$7,257,931

(b)	Non-income producing security.

(c)	A portion of this security is restricted as to resale as of April 30, 2005.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PLC – Public Limited Company

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
International Stock Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (96.3%):
Australia (0.7%):
Energy (0.7%):
30,534	Woodside Petroleum Ltd.	$560,261

Brazil (2.5%):
Consumer Staples (0.5%):
16,800	Companhia de Bebidas das Americas, ADR	455,280

Energy (0.8%):
16,849	Petroleo Brasileiro SA, ADR	706,479

Financials (0.6%):
15,300	Banco Bradesco SA, ADR	472,770

Utilities (0.6%):
19,600	Companhia Energetica de Minas Gerais SA, ADR	542,528

		2,177,057

Canada (2.1%):
Energy (0.7%):
15,688	Suncor Energy, Inc.	578,260

Financials (1.0%):
18,589	Manulife Financial Corp.	852,305

Information Technology (0.4%):
29,000	Celestica, Inc. (b)	333,500

		1,764,065

China (1.9%):
Consumer Discretionary (0.5%):
1,302,000	Denway Motors Ltd.	455,110

Financials (0.4%):
237,000	Ping An Insurance Co. of China Ltd. (Group) (b)	361,772

Information Technology (0.6%):
15,155	Shanda Interactive Entertainment Ltd., ADR (b)	487,537

Telecommunications (0.4%):
19,424	China Mobile (Hong Kong) Ltd., ADR	345,747

		1,650,166

Denmark (0.9%):
Industrials (0.9%):
60,602	Vestas Wind Systems A/S (b)	764,394

Finland (2.8%):
Information Technology (1.6%):
29,867	Nokia Corp., Class A, ADR	477,275
25,000	Nokia Oyj	397,614
18,050	TietoEnator Oyj	542,930

		1,417,819

Materials (1.2%):
35,800	Stora Enso Oyj, R shares	474,640
26,000	UPM-Kymmene Oyj	517,235

		991,875

		2,409,694

France (13.0%):
Consumer Discretionary (0.8%):
27,709	Thomson SA	679,651

Consumer Staples (1.9%):
13,696	Carrefour SA	663,035
5,968	Groupe Danone (b)	557,800
6,207	L’Oreal SA	445,521

		1,666,356

Energy (2.1%):
16,111	Total SA, ADR	1,786,871

Financials (3.2%):
52,717	Axa, ADR	1,303,164
8,092	BNP Paribas SA	531,722
9,486	Societe Generale	941,718

		2,776,604

Health Care (1.5%):
6,648	Essilor International SA	474,171
9,283	Sanofi-Aventis (b)	819,701

		1,293,872

Industrials (2.2%):
16,905	European Aeronautic Defence & Space Co.	479,246
12,911	Schneider Electric SA	928,381
2,700	Technip SA	458,354

		1,865,981

Telecommunications (0.9%):
19,164	Bouygues SA	762,978

Utilities (0.4%):
11,315	Suez SA	308,211

		11,140,524

Germany (6.6%):
Consumer Discretionary (1.1%):
2,517	Adidas-Salomon AG	391,447
800	Porsche AG	517,932

		909,379

Financials (1.6%):
5,238	Allianz AG (b)	623,797
9,611	Deutsche Bank AG	786,008

		1,409,805

Health Care (1.4%):
6,408	Fresenius Medical Care AG	510,410
10,429	Schering AG	686,632

		1,197,042

Industrials (0.5%):
5,579	Siemens AG	408,943

Information Technology (0.5%):
11,129	SAP AG, ADR	438,816

Materials (0.8%):
9,939	Linde AG	656,937

Utilities (0.7%):
7,328	E.ON AG	617,273

		5,638,195

Hong Kong (4.3%):
Consumer Discretionary (1.7%):
127,000	Esprit Holdings Ltd.	944,867
351,462	Shangri-La Asia Ltd.	536,494

		1,481,361

Financials (0.8%):
40,400	HSBC Holdings PLC	647,785

Industrials (1.8%):
113,000	Hutchison Whampoa Ltd.	1,007,402
622,500	Johnson Electric Holdings Ltd.	554,962

		1,562,364

		3,691,510

India (1.5%):
Financials (0.8%):
14,600	HDFC Bank Ltd., ADR	633,786

Information Technology (0.7%):
10,476	Infosys Technologies Ltd., ADR	620,179

		1,253,965

Indonesia (0.5%):
Telecommunications (0.5%):
900,000	PT Indosat	407,165

Israel (0.6%):
Health Care (0.6%):
15,772	Teva Pharmaceutical Industries Ltd., ADR	492,717

Italy (2.6%):
Energy (1.5%):
32,233	ENI SpA	811,838
35,524	Saipem SpA	444,841

		1,256,679

Financials (1.1%):
168,545	UniCredito Italiano SpA	942,139

		2,198,818

Japan (16.3%):
Consumer Discretionary (4.7%):
35,300	Denso Corp.	839,475
137,000	Mazda Motor Corp.	484,459
28,800	Pioneer Corp.	491,095
51,000	Sharp Corp.	796,245
15,700	Sony Corp.	586,608
12,400	Toyota Motor Corp.	453,853
13,100	World Co. Ltd.	434,523

		4,086,258

Consumer Staples (0.8%):
11,000	Kao Corp.	254,253
16,400	Seven-Eleven Japan Co. Ltd.	463,480

		717,733

Financials (2.2%):
4,200	ORIX Corp.	572,063
97	Sumitomo Mitsui Financial Group, Inc.	626,850
106,000	Sumitomo Trust & Banking Co. Ltd. (The)	662,785

		1,861,698

Health Care (1.1%):
14,122	Astellas Pharma, Inc.	511,496
9,700	Takeda Pharmaceutical Co. Ltd.	472,449

		983,945

Industrials (3.2%):
48,000	Asahi Glass Co., Ltd.	532,088
323,000	Kawasaki Heavy Industries, Ltd.	624,973
121,000	Marubeni Corp.	394,434
6,300	SMC Corp.	663,536
30,400	Tostem Inax Holding Corp.	548,513

		2,763,544

Information Technology (3.5%):
21,700	Canon, Inc.	1,133,452
2,200	Keyence Corp.	486,489
64,000	NEC Corp.	352,590
6,000	Nidec Corp.	705,142
4,000	Rohm Co. Ltd.	377,067

		3,054,740

Materials (0.8%):
12,100	Nitto Denko Corp.	660,849

		14,128,767

Netherlands (3.3%):
Consumer Discretionary (0.4%):
14,673	Koninklijke (Royal) Philips Electronics NV, ADR	363,744

Consumer Staples (0.5%):
6,188	Unilever NV	398,693

Financials (1.3%):
21,447	ABN AMRO Holding NV	521,625
22,413	ING Groep NV	610,511

		1,132,136

Information Technology (0.7%):
42,000	ASML Holding NV, NY Registered Shares (b)	608,580

Materials (0.4%):
8,932	Akzo Nobel NV	365,527

		2,868,680

Russia (0.5%):
Energy (0.5%):
3,200	LUKOIL, ADR	435,840

Singapore (1.8%):
Financials (1.3%):
125,000	DBS Group Holdings Ltd.	1,093,607

Industrials (0.5%):
66,000	Singapore Airlines Ltd.	452,248

		1,545,855

South Africa (0.6%):
Financials (0.6%):
229,737	Old Mutual PLC	551,757

South Korea (3.7%):
Consumer Discretionary (0.6%):
1,720	Shinsegae Co. Ltd.	548,551

Financials (1.1%):
21,720	Kookmin Bank	914,893

Information Technology (1.6%):
3,050	Samsung Electronics Co. Ltd.	1,382,610

Materials (0.4%):
9,440	LG Chem Ltd.	358,343

		3,204,397

Spain (3.9%):
Financials (1.8%):
61,718	Banco Bilbao Vizcaya Argentaria SA	952,118
49,000	Banco Santander Central Hispano SA	570,577

		1,522,695

Telecommunications (2.1%):
88,496	Telefonica Moviles SA	1,019,060
48,053	Telefonica SA	814,510

		1,833,570

		3,356,265

Switzerland (8.0%):
Consumer Staples (1.3%):
4,198	Nestle SA	1,103,762

Financials (1.8%):
17,200	Credit Suisse Group (b)	720,971
10,633	UBS AG, Registered Shares	850,319

		1,571,290

Health Care (2.9%):
2,763	Nobel Biocare Holding AG	591,848
27,763	Novartis AG	1,350,310
4,510	Roche Holding AG, Genusschien	544,026

		2,486,184

Industrials (0.6%):
76,306	ABB Ltd. (b)	473,047

Materials (1.4%):
11,200	Lonza Group AG, Registered Shares	674,098
736	Sika AG, Bearer	536,644

		1,210,742

		6,845,025

Taiwan (0.8%):
Information Technology (0.8%):
410,000	Taiwan Semiconductor Manufacturing Co. Ltd.	680,471

United Kingdom (17.4%):
Consumer Discretionary (2.6%):
95,011	British Sky Broadcasting Group PLC	979,888
127,820	Compass Group PLC	569,415
65,492	Kingfisher PLC	307,078
216,805	Signet Group PLC	418,215

		2,274,596

Consumer Staples (1.8%):
19,811	Reckitt Benckiser PLC	640,578
148,481	Tesco PLC	873,434

		1,514,012

Energy (0.6%):
8,426	BP PLC, ADR	513,143

Financials (5.4%):
63,956	Barclays PLC	655,940
100,917	HBOS PLC	1,488,921
66,509	Lloyds TSB Group PLC	568,437
49,099	Royal Bank of Scotland Group PLC (The)	1,475,999
24,063	Standard Chartered PLC	432,003

		4,621,300

Health Care (2.4%):
16,200	AstraZeneca PLC, ADR	705,747
34,294	GlaxoSmithKline PLC	859,331
52,600	Smith & Nephew PLC	539,974

		2,105,052

Industrials (2.4%):
39,831	Exel PLC	625,319
220,941	Group 4 Securicor PLC (b)	553,840
3,643,800	Rolls Royce Group PLC, B shares	7,133
55,100	Smiths Group PLC	900,812

		2,087,104

Materials (0.5%):
36,782	BHP Billiton PLC	448,895

Telecommunications (1.7%):
54,994	Vodafone Group PLC, ADR	1,437,543

		15,001,645

Total Common Stocks (Cost $77,140,560)		82,767,233

Investment Company (2.3%):
2,003,172	Victory Institutional Money Market Fund, Investor Shares	2,003,172

Total Investment Company (Cost $2,003,172)		2,003,172

Total Investments (Cost $79,143,732) (a) - 98.6%		84,770,405

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $79,344,219. Gross appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,515,279
Unrealized depreciation	(2,089,093)

Net unrealized appreciation	$5,426,186

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

ADR – American Depository Receipt

AG – Aktiengesellschaft (West German Stock Co.)

NV – Naamloze Vennootschaap (Dutch Corp.)

PLC – Public Limited Company

SA – Societe Anonyme (French Corp.)

SpA – Societa per Azioni (Italian Corp.)

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Small Cap Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (86.3%):
Consumer Discretionary (12.9%):
39,200	Carmike Cinemas, Inc.	$1,372,000
223,700	Charming Shoppes, Inc. (b)	1,664,328
67,300	Claire’s Stores, Inc.	1,468,486
98,500	Cooper Tire & Rubber Co.	1,718,825
24,600	Entercom Communications Corp. (b)	792,858
60,800	Hibbett Sporting Goods, Inc. (b)	1,639,776
691,200	Jameson Inns, Inc. (b)	1,050,624
33,300	Kellwood Co.	850,482
34,900	Lee Enterprises, Inc.	1,448,699
156,400	Lions Gate Entertainment Corp. (b)	1,510,824
47,200	Lone Star Steakhouse & Saloon, Inc.	1,338,120
21,700	Neiman Marcus Group, Inc. (The), Class A	2,133,544
58,400	Radio One, Inc., Class D (b)	763,288
192,808	UnitedGlobalCom, Inc., Class A (b)	1,725,632

		19,477,486

Consumer Staples (1.3%):
122,100	Gold Kist, Inc. (b)	1,945,053

Financials (18.7%):
53,300	AMCORE Financial, Inc.	1,373,008
70,300	AmeriCredit Corp. (b)	1,645,020
125,300	Ashford Hospitality Trust, Inc.	1,283,072
55,140	Associated Banc-Corp	1,704,929
87,750	Brookline Bancorp, Inc.	1,316,250
65,300	Community Bank System, Inc.	1,445,089
64,000	Equity One, Inc.	1,340,160
95,700	Fieldstone Investment Corp.	1,222,089
76,500	First Financial Bancorp	1,322,685
137,900	First Niagara Financial Group, Inc.	1,729,266
99,500	Gold Banc Corp., Inc.	1,376,085
61,600	Greater Bay Bancorp	1,549,856
154,200	Knight Trading Group, Inc. (b)	1,299,906
28,820	Macatawa Bank Corp.	1,066,628
43,800	MAF Bancorp, Inc.	1,768,644
243,100	Meadowbrook Insurance Group, Inc. (b)	1,295,723
49,300	Navigators Group, Inc. (The) (b)	1,577,600
36,200	Parkvale Financial Corp.	995,500
175,400	Quanta Capital Holdings Ltd. (b)	1,403,200
131,800	Tower Group, Inc.	1,580,282

		28,294,992

Health Care (5.5%):
57,500	Applera Corp. (b)	529,000
168,000	Candela Corp. (b)	1,522,080
38,500	CV Therapeutics, Inc. (b)	763,070
40,600	LifePoint Hospitals, Inc. (b)	1,804,670
158,400	Medarex, Inc. (b)	1,121,472
56,000	Nektar Therapeutics (b)	798,560
27,100	Pediatrix Medical Group, Inc. (b)	1,845,239

		8,384,091

Industrials (22.4%):
156,700	AAR CORP. (b)	2,308,190
27,200	Actuant Corp., Class A (b)	1,158,448
51,900	Albany International Corp., Class A	1,627,584
37,400	Ameron International Corp.	1,234,574
98,200	Artesyn Technologies, Inc. (b)	692,310
50,600	Brink’s Co. (The)	1,632,356
26,800	Carlisle Cos., Inc.	1,924,776
41,600	Concorde Career Colleges, Inc. (b)	620,048
46,200	Corrections Corp. of America (b)	1,748,670
41,500	Duratek, Inc. (b)	961,555
69,500	Dycom Industries, Inc. (b)	1,616,570
22,100	ESCO Technologies, Inc. (b)	1,620,372
37,200	Foundation Coal Holdings, Inc.	868,620
63,000	Gardner Denver, Inc. (b)	2,302,020
69,800	Genesee & Wyoming, Inc., Class A (b)	1,673,804
66,973	Heartland Express, Inc.	1,241,679
42,500	Joy Global, Inc.	1,439,475
30,800	Kennametal, Inc.	1,395,240
44,450	Old Dominion Freight Line, Inc. (b)	1,249,045
80,500	SOURCECORP, Inc. (b)	1,436,925
266,100	Stewart Enterprises, Inc., Class A	1,436,940
38,400	Toro Co. (The)	1,586,688
78,200	Tredegar Corp.	1,271,532
35,700	Wabtec Corp.	714,000

		33,761,421

Information Technology (7.9%):
108,500	ASE Test Ltd. (b)	518,630
57,000	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	386,460
33,100	Comtech Telecommunications Corp. (b)	1,162,141
35,100	Cymer, Inc. (b)	870,129
26,300	Hutchinson Technology, Inc. (b)	974,152
192,000	MatrixOne, Inc. (b)	819,840
112,400	Mattson Technology, Inc. (b)	713,740
137,600	Methode Electronics, Inc.	1,550,752
35,900	MTS Systems Corp.	1,039,664
46,000	RadiSys Corp. (b)	644,000
32,400	ROFIN-SINAR Technologies, Inc. (b)	956,448
25,500	Rogers Corp. (b)	880,770
110,300	S1 Corp. (b)	582,384
126,100	TIBCO Software, Inc. (b)	900,354

		11,999,464

Materials (4.9%):
40,075	Aleris International, Inc. (b)	860,010
63,700	Century Aluminum Co. (b)	1,484,210
26,300	Florida Rock Industries, Inc.	1,527,504
55,000	OM Group, Inc. (b)	1,206,700
71,100	Spartech Corp.	1,384,317
20,400	Texas Industries, Inc.	942,072

		7,404,813

Real Estate Investment Trust (8.0%):
37,600	Capital Automotive Real Estate Investment Trust	1,277,648
142,400	DiamondRock Hospitality Co. (b)	1,495,200
236,500	ECC Capital Corp.	1,229,800
76,700	JER Investors Trust, Inc. (b)	1,146,665
175,600	Kohlberg Kravis Roberts & Co. (b)	1,799,900
63,200	Newcastle Investment Corp.	1,863,768
107,900	Provident Senior Living Trust	2,131,025
40,300	Washington Real Estate Investment Trust	1,201,343

		12,145,349

Telecommunications (0.5%):
76,200	Premiere Global Services, Inc. (b)	822,960

Utilities (4.2%):
79,500	CMS Energy Corp. (b)	1,027,140
34,500	Energen Corp.	2,137,275
25,100	Forest Oil Corp. (b)	967,103
45,700	UGI Corp.	2,295,511

		6,427,029

Total Common Stocks (Cost $112,990,609)		130,662,658

Depositary Receipts (7.7%):
40,200	iShares Russell 2000 Value Index Fund	7,028,568
40,100	iShares Trust Russell 2000 Index Fund	4,621,525

Total Depositary Receipts (Cost $11,814,496)		11,650,093

Cash Sweep (5.3%):
8,031,595	Bank of New York Co., Inc. (The)	8,031,595

Total Cash Sweep (Cost $8,031,595)		8,031,595

Total Investments (Cost $132,836,700) (a) - 99.3%		150,344,346

Percentages	indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $132,903,359. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,874,674
Unrealized depreciation	(7,433,687)

Net unrealized appreciation	$17,440,987

(b)	Non-income producing security.

(c)	The shares of these securities were purchased through private placement and are considered illiquid. These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Issue description	Acquisition date	Cost	Value	Percent of Total Investments	Percent of net assets
DiamondRock Hospitality Co.	6/29/04	$1,424,000	$1,495,200	1.0%	1.0%
Fieldstone Investment Corp.	*	1,446,150	1,222,089	0.8%	0.8%
JER Investors Trust, Inc.	5/27/04	2,023,499	1,146,665	0.8%	0.8%
Kohlberg Kravis Roberts & Co.	8/5/04	1,756,000	1,799,900	1.2%	1.2%
Provident Senior Living Trust	7/26/04	1,618,500	2,131,024	1.4%	1.4%

			$7,794,878	5.2%	5.2%

*	92,700 shares of this security were acquired on 11/10/03 and 3,000 shares of this security were acquired on 4/21/04.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Mid-Cap Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.6%):
Consumer Discretionary (20.4%):
18,600	Abercrombie & Fitch Co., Class A	$1,003,470
23,000	Aeropostale, Inc. (b)	642,390
36,300	American Eagle Outfitters, Inc.	951,786
21,100	American Greetings Corp., Class A	477,915
10,200	Autoliv, Inc.	451,350
4,100	Banta Corp.	170,724
10,000	Barnes & Noble, Inc. (b)	356,000
23,000	BJ’s Wholesale Club, Inc. (b)	612,950
3,100	Blyth, Inc.	84,971
9,800	BorgWarner, Inc.	448,056
10,000	Brinker International, Inc. (b)	338,000
21,000	Caesars Entertainment, Inc. (b)	418,950
18,700	Circuit City Stores, Inc.	295,460
34,100	Copart, Inc. (b)	739,288
20,600	Darden Restaurants, Inc.	618,000
26,700	GTECH Holdings Corp.	653,349
13,000	Harte-Hanks, Inc.	370,500
3,800	Lennar Corp., Class A	195,586
17,200	Michaels Stores, Inc.	571,040
6,000	Molson Coors Brewing Co., Class B	370,500
2,500	NVR, Inc. (b)	1,795,875
20,800	Pacific Sunwear of California, Inc. (b)	470,288
7,800	Polaris Industries, Inc.	448,968
9,900	Rent-A-Center, Inc. (b)	237,996
7,700	Sherwin-Williams Co. (The)	343,189
4,900	Timberland Co. (The), Class A (b)	338,345
8,200	Valassis Communications, Inc. (b)	289,050
680	Washington Post Co. (The), Class B	587,690

		14,281,686

Consumer Staples (4.1%):
10,000	Energizer Holdings, Inc. (b)	569,700
11,800	Hormel Foods Corp.	367,452
17,600	PepsiAmericas, Inc.	434,544
3,800	Pilgrim’s Pride Corp.	137,142
12,300	Smithfield Foods, Inc. (b)	372,198
15,000	SUPERVALU, Inc.	473,400
28,100	Tyson Foods, Inc., Class A	474,609

		2,829,045

Energy (6.7%):
30,600	Chesapeake Energy Corp.	588,744
20,500	Diamond Offshore Drilling, Inc.	904,255
1	National Oilwell Varco, Inc. (b)	40
15,200	Newfield Exploration Co. (b)	1,079,656
22,800	Patterson-UTI Energy, Inc.	546,516
4,900	Sunoco, Inc.	486,374
14,800	Tidewater, Inc.	510,156
11,000	Weatherford International Ltd. (b)	573,650

		4,689,391

Financials (18.9%):
14,700	A.G. Edwards, Inc.	583,737
14,300	Allmerica Financial Corp. (b)	480,051
23,600	American Financial Group, Inc.	733,724

15,100	AmerUs Group Co.	709,851
24,950	Associated Banc-Corp.	771,454
11,000	CBL & Associates Properties, Inc.	851,070
3,900	City National Corp.	274,950
30,800	Colonial BancGroup, Inc. (The)	679,448
8,000	Compass Bancshares, Inc.	344,160
14,400	Equifax, Inc.	484,560
6,190	Fidelity National Financial, Inc.	198,761
9,000	Hibernia Corp., Class A	281,070
24,600	Huntington Bancshares, Inc.	578,346
6,900	Independence Community Bank Corp.	246,192
15,800	IndyMac Bancorp, Inc.	607,984
31,800	Janus Capital Group, Inc.	413,082
15,100	Mack-Cali Realty Corp.	664,249
8,700	Mercantile Bankshares Corp.	442,047
13,600	Protective Life Corp.	520,064
37,800	Providian Financial Corp. (b)	630,126
7,600	Regency Centers Corp.	400,140
28,600	SEI Investments Co.	938,366
7,100	StanCorp Financial Group, Inc.	543,292
26,400	W. R. Berkley Corp.	858,000

		13,234,724

Health Care (12.2%):
21,100	Apria Healthcare Group, Inc. (b)	635,110
7,700	Bausch & Lomb, Inc.	577,500
8,200	C. R. Bard, Inc.	583,594
5,700	Cephalon, Inc. (b)	250,230
9,700	Cerner Corp. (b)	563,182
10,400	Charles River Laboratories International, Inc. (b)	492,648
16,850	Coventry Health Care, Inc. (b)	1,153,045
9,100	Eon Labs, Inc. (b)	271,908
10,700	Invitrogen Corp. (b)	783,989
10,500	NBTY, Inc. (b)	223,860
13,000	PacifiCare Health Systems, Inc. (b)	776,880
23,100	Perrigo Co.	423,192
11,250	Renal Care Group, Inc. (b)	429,188
20,700	STERIS Corp.	490,176
16,100	Triad Hospitals, Inc. (b)	825,125

		8,479,627

Industrials (11.0%):
4,200	Black & Decker Corp. (The)	351,246
26,500	Brink’s Co. (The)	854,890
4,500	Cummins, Inc.	306,000
133	D.R. Horton, Inc.	4,057
10,400	Dun & Bradstreet Corp. (The) (b)	649,376
15,100	FMC Corp. (b)	739,900
26,550	Graco, Inc.	896,593
22,500	J.B. Hunt Transport Services, Inc.	879,525
6,300	Joy Global, Inc.	213,381
14,100	Kennametal, Inc.	638,730
10,100	Martin Marietta Materials, Inc.	555,399
13,000	Overseas Shipholding Group, Inc.	733,590
7,600	Precision Castparts Corp.	559,816
9,600	Steel Dynamics, Inc.	260,928

		7,643,431

Information Technology (11.2%):
56,200	Activision, Inc. (b)	812,652
25,300	Acxiom Corp.	480,700
7,400	Amphenol Corp., Class A	291,856
5,400	Arrow Electronics, Inc. (b)	131,436
42,800	Avnet, Inc. (b)	808,492
6,300	Cognizant Technology Solutions Corp. (b)	264,663
17,350	FactSet Research Systems, Inc.	481,636

12,400	Hyperion Solutions Corp. (b)	504,308
9,300	Ingram Micro, Inc. (b)	154,938
30,800	Integrated Device Technology, Inc. (b)	329,560
33,300	Intersil Corp.	581,418
13,800	Lam Research Corp. (b)	353,970
16,200	OmniVision Technologies, Inc. (b)	226,800
22,200	PerkinElmer, Inc.	410,700
12,400	Plantronics, Inc.	390,476
10,200	Silicon Laboratories, Inc. (b)	259,080
30,700	Storage Technology Corp. (b)	853,460
10,000	Vishay Intertechnology, Inc. (b)	106,900
27,100	Western Digital Corp. (b)	343,899

		7,786,944

Materials (3.7%):
20,600	Bemis Co., Inc.	567,736
12,500	Cree, Inc. (b)	302,375
16,100	Cytec Industries, Inc.	742,532
11,100	Georgia Gulf Corp.	409,701
23,100	Louisiana-Pacific Corp.	568,260

		2,590,604

Real Estate Investment Trust (0.3%):
3,600	SL Green Realty Corp.	219,600

Telecommunications (1.1%):
4,000	Commonwealth Telephone Enterprises, Inc. (b)	185,840
15,200	Harris Corp.	428,640
16,400	Premiere Global Services, Inc. (b)	177,120

		791,600

Utilities (8.0%):
33,500	Alliant Energy Corp.	882,390
40,100	CMS Energy Corp. (b)	518,092
40,500	ONEOK, Inc.	1,168,830
18,400	PNM Resources, Inc.	508,760
24,000	Questar Corp.	1,401,600
12,300	Republic Services, Inc.	425,580
28,500	Westar Energy, Inc.	652,650

		5,557,902

Total Common Stocks (Cost $64,860,591)		68,104,554

Investment Company (2.4%):
1,694,502	Victory Institutional Money Market Fund, Investor Shares	1,694,502

Total Investment Company (Cost $1,694,502)		1,694,502

Total Investments (Cost $66,555,093) (a) - 100.0%		69,799,056

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $66,686,457. Gross appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,940,104
Unrealized depreciation	(2,827,505)

Net unrealized appreciation	$3,112,599

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Growth Stock Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (93.1%):
Consumer Discretionary (12.0%):
43,580	Abercrombie & Fitch Co., Class A	$2,351,141
74,050	Avon Products, Inc.	2,967,924
40,880	Choice Hotels International, Inc.	2,474,058
32,610	Fortune Brands, Inc.	2,758,154
88,550	Home Depot, Inc. (The)	3,132,013
76,180	Michaels Stores, Inc.	2,529,176
87,050	Target Corp.	4,039,119
33,070	Timberland Co. (The), Class A (b)	2,283,484
168,090	Time Warner, Inc. (b)	2,825,593
109,420	Walt Disney Co. (The)	2,888,688

		28,249,350

Consumer Staples (11.1%):
79,400	Coca-Cola Co. (The)	3,449,136
40,530	Gillette Co. (The)	2,092,969
75,120	Hormel Foods Corp.	2,339,237
121,524	PepsiCo, Inc.	6,761,596
99,560	Procter & Gamble Co. (The)	5,391,174
65,960	Wal-Mart Stores, Inc.	3,109,354
41,580	Wm. Wrigley Jr. Co.	2,874,425

		26,017,891

Energy (2.4%):
77,610	Halliburton Co.	3,227,800
51,740	Transocean, Inc. (b)	2,399,184

		5,626,984

Financials (5.9%):
48,760	American Express Co.	2,569,652
29,320	BlackRock, Inc., Class A	2,197,827
22,530	Everest Re Group Ltd.	1,851,966
23,730	Goldman Sachs Group, Inc. (The)	2,534,127
138,870	Providian Financial Corp. (b)	2,314,963
71,840	W. R. Berkley Corp.	2,334,800

		13,803,335

Health Care (25.7%):
69,670	Abbott Laboratories	3,424,977
55,250	Amgen, Inc. (b)	3,216,103
54,910	Barr Pharmaceuticals, Inc. (b)	2,847,633
37,780	C. R. Bard, Inc.	2,688,803
67,820	Community Health Systems, Inc. (b)	2,472,039
29,160	Cooper Cos., Inc. (The)	1,969,758
42,100	Coventry Health Care, Inc. (b)	2,880,903
43,820	Eli Lilly & Co.	2,562,155
51,110	Genentech, Inc. (b)	3,625,743
163,760	Johnson & Johnson	11,238,848
323,264	Pfizer, Inc.	8,783,082
66,830	Renal Care Group, Inc. (b)	2,549,565
62,500	Schering-Plough Corp.	1,304,375
60,060	Triad Hospitals, Inc. (b)	3,078,075
54,960	UnitedHealth Group, Inc.	5,194,270
83,830	Watson Pharmaceuticals, Inc. (b)	2,514,900

		60,351,229

Industrials (9.1%):
35,450	3M Co.	2,710,862
31,850	Boeing Co. (The)	1,895,712

47,220	Burlington Northern Santa Fe Corp.	2,278,365
43,060	Dun & Bradstreet Corp. (The) (b)	2,688,666
13,410	FedEx Corp.	1,139,180
55,253	General Electric Co.	2,000,159
28,290	Ingersoll-Rand Co. Ltd., Class A	2,174,652
25,230	ITT Educational Services, Inc. (b)	1,160,075
39,820	KB Home	2,269,740
65,190	Rockwell Collins, Inc.	2,990,917

		21,308,328

Information Technology (24.9%):
210,000	Applied Materials, Inc. (b)	3,122,700
81,330	Autodesk, Inc.	2,588,734
276,204	Cisco Systems, Inc. (b)	4,772,805
70,450	Cognizant Technology Solutions Corp. (b)	2,959,605
109,320	Dell, Inc. (b)	3,807,616
35,650	Getty Images, Inc. (b)	2,550,758
371,960	Intel Corp.	8,748,499
48,680	International Business Machines Corp.	3,718,178
29,230	Macromedia, Inc. (b)	1,157,800
314,470	Microsoft Corp.	7,956,091
103,850	Motorola, Inc.	1,593,059
109,850	NCR Corp. (b)	3,625,050
169,250	Oracle Corp. (b)	1,956,530
168,200	Texas Instruments, Inc.	4,198,272
76,680	VeriSign, Inc. (b)	2,028,953
40,420	Yahoo!, Inc. (b)	1,394,894
48,990	Zebra Technologies Corp., Class A (b)	2,339,762

		58,519,306

Materials (0.9%):
41,340	Nucor Corp.	2,112,474

Telecommunications (1.1%):
43,020	Nextel Communications, Inc., Class A (b)	1,204,130
64,320	Sprint Corp.	1,431,763

		2,635,893

Total Common Stocks (Cost $213,066,894)		218,624,790

Depositary Receipts (4.8%):
146,150	Consumer Discretionary Select Sector SPDR Fund	4,537,958
163,580	Financial Select Sector SPDR Fund	4,652,215
68,440	Industrial Select Sector SPDR Fund	2,006,661

Total Depositary Receipts (Cost $11,734,300)		11,196,834

Investment Company (0.2%):
394,136	Victory Institutional Money Market Fund, Investor Shares	394,136

Total Investment Company (Cost $394,136)		394,136

Total Investments (Cost $225,195,330) (a) - 98.1%		230,215,760

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $226,790,318. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,513,214
Unrealized depreciation	(10,087,772)

Net unrealized appreciation	$3,425,442

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments

PACIFIC CAPITAL FUNDS
Growth and Income Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (100.0%):
Consumer Discretionary (10.5%):
23,930	Abercrombie & Fitch Co., Class A	$1,291,024
16,380	AutoZone, Inc. (b)	1,359,540
39,650	Avon Products, Inc.	1,589,172
26,950	Choice Hotels International, Inc.	1,631,014
56,680	Coach, Inc. (b)	1,519,024
30,840	Home Depot, Inc. (The)	1,090,811
26,710	International Speedway Corp., Class A	1,420,972
41,860	Michaels Stores, Inc.	1,389,752
7,230	Pixar (b)	330,700
21,100	Target Corp.	979,040
75,320	Walt Disney Co. (The)	1,988,448

		14,589,497

Consumer Staples (9.7%):
19,370	Clorox Co. (The)	1,226,121
27,180	Coca-Cola Co. (The)	1,180,699
41,020	Dean Foods Co. (b)	1,409,447
18,130	Fortune Brands, Inc.	1,533,435
12,870	Gillette Co. (The)	664,607
41,065	PepsiCo, Inc.	2,284,858
38,300	Pilgrim’s Pride Corp.	1,382,247
33,260	Procter & Gamble Co. (The)	1,801,029
9,960	Wal-Mart Stores, Inc.	469,514
21,410	Wm. Wrigley Jr. Co.	1,480,073

		13,432,030

Energy (9.7%):
25,730	Chevrontexaco Corp.	1,337,960
22,470	ConocoPhillips	2,355,980
90,530	Exxon Mobil Corp.	5,162,925
42,230	Halliburton Co.	1,756,346
31,610	Transocean, Inc. (b)	1,465,756
18,900	Valero Energy Corp.	1,295,217

		13,374,184

Financials (19.9%):
33,220	A.G. Edwards, Inc.	1,319,166
15,860	American Express Co.	835,822
85,050	Bank of America Corp.	3,830,651
16,350	Bear Stearns Cos., Inc. (The)	1,547,691
32,790	CIT Group, Inc.	1,320,781
66,540	Citigroup, Inc.	3,124,718
47,450	Equifax, Inc.	1,596,693
8,400	Everest Re Group Ltd.	690,480
40,160	First American Corp. (The)	1,437,728
19,000	Goldman Sachs Group, Inc. (The)	2,029,010
46,215	JPMorgan Chase & Co.	1,640,170
41,460	KeyCorp	1,374,814
16,400	Lehman Brothers Holdings, Inc.	1,504,208
85,980	Providian Financial Corp. (b)	1,433,287
48,950	Wachovia Corp.	2,505,261
21,360	Wells Fargo & Co.	1,280,318

		27,470,798

Health Care (16.0%):
16,330	Amgen, Inc. (b)	950,569
27,940	Barr Pharmaceuticals, Inc. (b)	1,448,968

81,340	Bristol-Myers Squibb Co.	2,114,840
24,880	C. R. Bard, Inc.	1,770,710
40,800	Community Health Systems, Inc. (b)	1,487,160
23,060	Coventry Health Care, Inc. (b)	1,577,996
19,490	Genentech, Inc. (b)	1,382,621
62,376	Johnson & Johnson	4,280,864
151,198	Pfizer, Inc.	4,108,049
37,450	Renal Care Group, Inc. (b)	1,428,718
12,980	WellPoint, Inc. (b)	1,658,195

		22,208,690

Industrials (12.9%):
10,920	3M Co.	835,052
11,960	Boeing Co. (The)	711,859
18,590	FedEx Corp.	1,579,221
30,550	FMC Corp. (b)	1,496,950
15,750	General Dynamics Corp.	1,654,538
142,630	General Electric Co.	5,163,205
19,770	Ingersoll-Rand Co. Ltd., Class A	1,519,720
14,840	ITT Educational Services, Inc. (b)	682,343
23,660	KB Home	1,348,620
40,800	Norfolk Southern Corp.	1,281,120
21,510	Textron, Inc.	1,620,779

		17,893,407

Information Technology (14.7%):
91,040	Activision, Inc. (b)	1,316,438
60,300	Applied Materials, Inc. (b)	896,661
80,880	Cisco Systems, Inc. (b)	1,397,606
32,470	Dell, Inc. (b)	1,130,930
137,550	Intel Corp.	3,235,177
22,340	International Business Machines Corp.	1,706,329
142,970	Microsoft Corp.	3,617,142
65,530	NCR Corp. (b)	2,162,490
104,960	Oracle Corp. (b)	1,213,338
72,940	Texas Instruments, Inc.	1,820,582
46,940	VeriSign, Inc. (b)	1,242,032
17,400	Yahoo!, Inc. (b)	600,474

		20,339,199

Materials (1.1%):
30,260	Nucor Corp.	1,546,286

Telecommunications (2.5%):
29,670	ALLTEL Corp.	1,690,003
81,940	Sprint Corp.	1,823,985

		3,513,988

Utilities (3.0%):
42,280	Edison International	1,534,764
51,550	ONEOK, Inc.	1,487,733
19,760	PPL Corp.	1,072,178

		4,094,675

Total Common Stocks (Cost $131,656,795)		138,462,754

Total Investments (Cost $131,656,795) (a) - 100.0%		138,462,754

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $132,457,626. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,996,808
Unrealized depreciation	(3,991,680)

Net unrealized appreciation	$6,005,128

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Value Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (96.2%):
Consumer Discretionary (8.7%):
20,420	AutoZone, Inc. (b)	$1,694,860
29,740	Federated Department Stores, Inc.	1,710,050
23,470	Gannett Co., Inc.	1,807,190
37,890	McDonald’s Corp.	1,110,556
66,630	Rent-A-Center, Inc. (b)	1,601,785
221,370	Time Warner, Inc. (b)	3,721,230
37,505	Viacom, Inc., Class B	1,298,423
83,260	Walt Disney Co. (The)	2,198,064

		15,142,158

Consumer Staples (7.8%):
56,384	Altria Group, Inc.	3,664,396
56,130	CVS Corp.	2,895,185
55,860	Dean Foods Co. (b)	1,919,350
20,390	Fortune Brands, Inc.	1,724,586
46,150	Pilgrim’s Pride Corp.	1,665,554
57,800	Smithfield Foods, Inc. (b)	1,749,028

		13,618,099

Energy (13.8%):
88,330	Chevrontexaco Corp.	4,593,160
39,350	ConocoPhillips	4,125,848
53,458	Devon Energy Corp.	2,414,698
143,418	Exxon Mobil Corp.	8,179,128
35,010	Occidental Petroleum Corp.	2,415,690
36,860	Valero Energy Corp.	2,526,016

		24,254,540

Financials (29.0%):
41,570	A.G. Edwards, Inc.	1,650,745
32,670	Allstate Corp. (The)	1,834,747
162,030	Bank of America Corp.	7,297,831
24,000	Bear Stearns Cos., Inc. (The)	2,271,840
42,960	CIT Group, Inc.	1,730,429
147,600	Citigroup, Inc.	6,931,296
58,190	Equifax, Inc.	1,958,094
23,380	Everest Re Group Ltd.	1,921,836
49,980	First American Corp. (The)	1,789,284
25,490	Goldman Sachs Group, Inc. (The)	2,722,077
101,239	JPMorgan Chase & Co.	3,592,972
62,880	KeyCorp	2,085,101
30,870	Lehman Brothers Holdings, Inc.	2,831,396
108,920	Providian Financial Corp. (b)	1,815,696
58,690	Raymond James Financial, Inc.	1,582,869
78,280	Wachovia Corp.	4,006,370
49,600	Wells Fargo & Co.	2,973,024
26,630	Zions Bancorporation	1,864,899

		50,860,506

Health Care (5.0%):
17,540	Aetna, Inc.	1,286,910
108,940	Bristol-Myers Squibb Co.	2,832,440
67,520	Pfizer, Inc.	1,834,518
25,460	Triad Hospitals, Inc. (b)	1,304,825
48,350	Watson Pharmaceuticals, Inc. (b)	1,450,500

		8,709,193

Industrials (11.7%):
52,360	Brink’s Co. (The)	1,689,134

26,100	Eaton Corp.	1,532,070
238,090	General Electric Co.	8,618,858
23,750	Honeywell International, Inc.	849,300
30,700	KB Home	1,749,900
64,470	Norfolk Southern Corp.	2,024,358
26,300	Northrop Grumman Corp.	1,442,292
20,160	Textron, Inc.	1,519,056
9,760	United Technologies Corp.	992,787

		20,417,755

Information Technology (4.2%):
112,750	Activision, Inc. (b)	1,630,365
37,350	Citrix Systems, Inc. (b)	840,375
174,343	Hewlett-Packard Co.	3,568,801
52,370	Microsoft Corp.	1,324,961

		7,364,502

Materials (3.9%):
36,250	Air Products & Chemicals, Inc.	2,128,963
27,210	Dow Chemical Co. (The)	1,249,755
35,500	FMC Corp. (b)	1,739,500
32,530	Nucor Corp.	1,662,283

		6,780,501

Real Estate Investment Trust (1.0%):
67,830	New Plan Excel Realty Trust, Inc.	1,750,692

Telecommunications (4.5%):
81,140	SBC Communications, Inc.	1,931,132
105,550	Sprint Corp.	2,349,543
99,591	Verizon Communications, Inc.	3,565,358

		7,846,033

Utilities (6.6%):
74,860	Edison International	2,717,418
51,580	Exelon Corp.	2,553,210
80,750	ONEOK, Inc.	2,330,445
58,900	PG&E Corp.	2,045,008
33,730	PPL Corp.	1,830,190

		11,476,271

Total Common Stocks (Cost $149,450,335)		168,220,250

Depositary Receipts (2.9%):
69,180	Consumer Discretionary Select Sector SPDR Fund	2,148,039
105,790	Financial Select Sector SPDR Fund	3,008,668

Total Depositary Receipts (Cost $5,381,883)		5,156,707

Total Investments (Cost $154,832,218) (a) - 99.1%		173,376,957

Percentages indicated are based upon net assets as of April 30, 2005.

(a)	Cost for federal income tax purposes is $156,093,605. Gross unrealized appreciation/(depreciation) on a tax basis are as follows:

Unrealized appreciation	$21,192,780
Unrealized depreciation	(3,909,428)

Net unrealized appreciation	$17,283,352

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund
Schedule of Portfolio Investments	April 30, 2005
(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds (52.5%):
Consumer Discretionary (3.5%):
$ 5,000,000	Estee Lauder Cos., Inc. (The), 6.00%, 1/15/12	$5,408,790
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,470,000
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,133,450

		10,012,240

Consumer Staples (4.0%):
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,821,750
400,000	Kimberly-Clark Corp., 6.875%, 2/15/14	463,056
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,570,081
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,571,250
448,000	Ralston Purina Co., 7.875%, 6/15/25	596,607
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,641,581

		11,664,325

Energy (4.8%):
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,313,376
5,000,000	Amoco Corp., 6.50%, 8/1/07	5,262,501
800,000	Amoco Corp. Argentina, 6.625%, 9/15/05	809,000
438,000	Anadarko Petroleum Corp., 7.20%, 3/15/29	529,274
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,268,083
3,462,000	Rowan Cos., Inc., Title XI Shipping Bonds, 5.88%, 3/15/12, U.S. Government Guaranteed	3,625,489

		13,807,723

Financials (22.3%):
Banking (4.5%):
975,000	Bank of New York Co., Inc. (The), Series E, 2.20%, 5/12/06, MTN	958,926
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,180,000
3,702,265	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	3,584,718
1,350,000	U.S. Bancorp, 5.10%, 7/15/07	1,378,374
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,870,112

		12,972,130

Broker-Dealer (2.1%):
2,100,000	Goldman Sachs Group, Inc. (The), 5.15%, 1/15/14	2,117,308
3,950,000	Merrill Lynch & Co., Inc., Series B, 3.375%, 9/14/07, MTN	3,901,498

		6,018,806

Financial Services (8.4%):
825,000	Ford Motor Credit Co., 6.50%, 1/25/07	825,250
825,000	Ford Motor Credit Co., 7.75%, 2/15/07, MTN	846,656

350,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	355,560
3,000,000	General Electric Capital Corp., 8.625%, 6/15/08	3,366,876
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,458,555
5,575,000	SLM Corp., 2.91%, 7/25/08	5,593,246
4,812,535	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	4,584,628
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/07 @ 100, MTN	2,463,901
2,031,648	UPFC Auto Receivables Trust, Series 2004-A, Class A2, 2.56%, 6/15/07	2,022,120

		24,516,792

Insurance (7.3%):
5,000,000	Berkshire Hathaway Financial, Inc., 4.20%, 12/15/10	4,906,900
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,641,790
1,000,000	International Lease Finance Corp., Series MTNP, 3.54%*, 1/15/10, MTN	998,750
5,000,000	Monumental Global Funding, 4.625%, 3/15/10 (b)	5,056,250
3,000,000	Principal Life, Inc. Funding, 2.78%*, 2/14/07, MTN	3,000,000
4,625,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	4,585,211

		21,188,901

		64,696,629

Foreign Government (2.8%):
3,000,000	Province of Ontario, 3.28%, 3/28/08	2,932,500
5,000,000	Republic of Finland, 4.75%, 3/6/07	5,078,730

		8,011,230

Health Care (3.0%):
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	5,264,275
500,000	Pfizer, Inc., 4.65%, 3/1/18	487,472
2,400,000	Pharmacia Corp., 6.75%, 12/15/27	2,871,319

		8,623,066

Industrials (3.2%):
5,274,600	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	6,128,470
3,000,000	General Electric Co., 5.00%, 2/1/13	3,058,047

		9,186,517

Sovereign Agency (1.7%):
5,000,000	Export Development Corp., 4.55%, 6/30/05	5,013,790

Special Purpose Entity (1.1%):
3,000,000	Ohana Military Communities LLC, Series A, Class I, 5.47%, 10/1/21	3,221,250

Supranational Agency (3.4%):
920,000	African Development Bank, 6.875%, 10/15/15	1,071,420
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,742,762
3,000,000	International Bank for Reconstruction & Development, 4.00%, 4/29/10, Callable 4/29/06 @ 100 (d)	3,000,000

		9,814,182

Telecommunications (2.4%):
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	5,256,750
1,500,000	Southwestern Bell Telephone Co., 7.00%, 7/1/15	1,719,375

		6,976,125

Transportation (0.3%):
849,907	Burlington Northern & Santa Fe Railway Co. (The), Series 2002-2, 5.14%, 1/15/21	870,696

Total Corporate Bonds (Cost $147,977,846)		151,897,773

Private Placements (2.5%):
Financials (1.8%):
5,000,000	MBIA Global Funding LLC, 5.375%, 6/20/14, (c)	5,157,235

Materials (0.7%):
2,000,000	North Finance (Bermuda) Ltd., 7.00%, 9/15/05, (c)	2,015,520

Total Private Placements (Cost $6,991,763)		7,172,755

U.S. Government Agencies (25.9%):
Federal Home Loan Bank (7.7%):
5,000,000	6.50%, 11/15/05	5,082,544
2,500,000	4.875%, 11/15/06	2,539,873
2,025,000	4.00%, 3/10/08, Callable 3/10/06 @ 100	2,018,482
3,000,000	5.50%, 8/15/08, Series 3W08	3,128,583
1,000,000	3.00%, 8/21/09, Callable 5/22/05 @ 100 (d)	999,894
3,000,000	7.625%, 5/14/10	3,464,538
5,000,000	4.00%, 12/30/10, Callable 6/30/05 @ 100 (d)	4,972,145

		22,206,059

Federal Home Loan Mortgage Corp. (8.8%):
2,075,000	6.75%, 5/30/06	2,143,434
2,000,000	2.50%, 3/9/07, Callable 3/9/06 @ 100, MTN (d)	1,960,676
2,025,000	3.00%, 4/19/07, Callable 10/19/05 @ 100, MTN (d)	1,990,512
3,750,000	3.80%, 6/28/07, Callable 6/28/06 @ 100, MTN	3,739,001
7,000,000	4.15%, 12/18/08	6,973,393
5,000,000	6.25%, 3/5/12	5,182,430
3,712,858	4.50%, 6/1/14	3,687,314

		25,676,760

Federal National Mortgage Assoc. (4.9%):
5,000,000	5.50%, 5/2/06	5,086,235
5,000,000	6.00%, 5/15/08	5,281,630
2,000,000	3.80%, 2/3/09	1,974,346
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100 (d)	745,313
1,000,000	6.875%, 9/10/12	1,058,794

		14,146,318

Housing & Urban Development (1.1%):
2,950,000	6.41%, 8/1/14	3,138,626

Private Export Funding (2.2%):
565,000	7.11%, 4/15/07	599,606
3,100,000	6.67%, 9/15/09	3,410,000
2,200,000	4.97%, 8/15/13	2,290,750

		6,300,356

Small Business Administration Corp. (1.2%):
3,446,457	6.34%, 8/1/11	3,613,935

Total U.S. Government Agencies (Cost $73,663,196)		75,082,054

U.S. Treasury Bonds (12.7%):
6,400,000	7.25%, 5/15/16	8,040,006
2,850,000	7.875%, 2/15/21	3,915,413
8,000,000	6.25%, 8/15/23	9,616,880
13,500,000	5.50%, 8/15/28	15,205,320

Total U.S. Treasury Bonds (Cost $33,680,917)		36,777,619

U.S. Treasury Notes (4.3%):
3,000,000	6.625%, 5/15/07	3,174,729
2,000,000	5.625%, 5/15/08	2,107,658
3,000,000	4.00%, 6/15/09	3,019,455
4,000,000	4.75%, 5/15/14	4,170,940

Total U.S. Treasury Notes (Cost $12,376,186)		12,472,782

Investment Company (0.8%):
2,397,802	Victory Institutional Money Market Fund, Investor Shares	2,397,802

Total Investment Company (Cost $2,397,802)		2,397,802

Total Investments (Cost $277,087,710) (a) - 98.7%		285,800,785

Percentages indicated are based upon net assets as of April 30, 2005

*	Variable rate security. Rate represented represents rate in effect at April 30, 2005. Maturity reflects actual maturity date.

(a)	Cost for federal income tax purposes is $277,087,709. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,977,525
Unrealized depreciation	(1,264,449)

Net unrealized appreciation	$8,713,076

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

(c)	Illiquid.

(d)	Step Bond.

LLC – Limited Liability Corporation

MTN – Medium Term Note

PLC – Public Limited Company

See notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation

Investments and options of the Funds for which the primary market is a national securities exchange are valued at the last reported sale price, or official closing price, on the day of valuation and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date.

Foreign Currency Translation

The accounting records of the Trust are maintained in U.S. dollars. Investment securities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.

Concentrations of Credit Risk

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within the State.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within the region.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ WILLIAM P. HENRY
William P. Henry, Jr., President

Date	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ WILLIAM P. HENRY
William P. Henry, Jr., President

Date	June 24, 2005

By (Signature and Title)*	/s/ BRYAN HAFT
Bryan Haft, Treasurer

Date	June 24, 2005

*	Print the name and title of each signing officer under his or her signature.